Warranty Reserve Activity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Product Information [Line Items]
Warranty reserve at January 1,	$ 84.8	$ 86.0
Provision for warranties issued	150.7	145.5
Warranty claims paid	(146.2)	(146.5)
Acquisitions and other adjustments	7.8	(0.2)
Warranty reserve at December 31,	97.1	84.8
Other current liabilities	85.9	74.3
Other non-current liabilities	11.2	10.5
Liabilities total	$ 97.1	$ 84.8